Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
10.	Inventories

	December 31, 2019
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,831,140	(63,498)	1,767,642

	December 31, 2020
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,181,890	(79,815)	2,102,075

The cost of inventories recognized as an expense for the year:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Cost of revenue	15,057,605	16,372,032	17,957,568
Loss on abandonment	5,497	12,369	5,323
Allowance for (reversal of ) inventory valuation and obsolescence loss	(13,070)	27,341	16,317

	15,050,032	16,411,742	17,979,208

a)	Reversal of allowance for inventory valuation and obsolescence loss was recognized due to the change in net realizable market value.

b)	No inventories of the Group were pledged to others.